COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
30.	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease as lessee

The Company leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2012, 2013 and 2014 were $2,424,259, $3,449,577 and $3,905,147, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Year ending

2015	$4,010,632
2016	2,167,849
2017	86,669
2018	46,096

(b)	Purchase obligations

The Company entered into a series of agreements with content providers to develop WVAS, mobile games and internet games. The future minimum purchase obligations payments under non-cancelable purchase agreements are approximately as follows:

Year ending

2015	$833,187
2016	78,252
2017	27,849
2018	3,785
2019 and thereafter	-

(c)	Sales tax

The subsidiaries and VIEs incorporated in the PRC are subject to the sales tax at rates of 3% to 5% on PRC taxable revenues, as defined by the related tax rules and regulations. When determining the PRC taxable revenues for sales tax purpose, the subsidiaries and VIEs adopted a "net" basis, i.e. deducting profit sharing with content providers from revenues. However, as the deductible items for sales tax purposes are not clearly defined, the Company would be subject to additional sales tax if the net basis used by the Company was determined inappropriate for the computation of sales tax. Additional business tax amounting to $4,910,109 could arise had the gross revenue been used for sales tax calculations as of December 31, 2014.